Financial Instruments and Risk Management (Details) - EUR (€) € in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount		€ 10,475	€ 35,467
Liabilities, carrying amount		(13,964)	(17,987)
Total carrying amount		(3,489)	17,480
Total fair value		(7,651)	12,182
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value		(7,651)	12,182
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount		8,164	7,681
Liabilities, carrying amount
Total carrying amount		8,164	7,681
Total fair value
Cash And Cash Equivalent [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Cash And Cash Equivalent [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Cash And Cash Equivalent [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	[1]	2,311	333
Liabilities, carrying amount	[1]
Total carrying amount	[1]	2,311	333
Total fair value	[1]
Other Receivables [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[1]
Other Receivables [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[1]
Other Receivables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[1]
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(3,680)	(1,029)
Total carrying amount		(3,680)	(1,029)
Total fair value
Trade Payables [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Trade Payables [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Trade Payables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Warrants [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(7,651)	(15,271)
Total carrying amount		(7,651)	(15,271)
Total fair value		(7,651)	(15,271)
Warrants [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value		(7,651)	(15,271)
Warrants [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Warrants [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value
Amounts Owed To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount
Liabilities, carrying amount		(2,468)
Total carrying amount		(2,468)
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount	[2]
Liabilities, carrying amount	[2]	(165)	(1,687)
Total carrying amount	[2]	(165)	(1,687)
Total fair value	[2]
Other Payables [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[2]
Other Payables [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[2]
Other Payables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value	[2]
Financial Assets At F V T P L [Member]
IfrsStatementLineItems [Line Items]
Cash and receivables, carrying amount			27,453
Liabilities, carrying amount
Total carrying amount			27,453
Total fair value			27,453
Financial Assets At F V T P L [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total fair value			€ 27,453

[1]	Prepayments and VAT have been excluded as they are not classified as a financial asset.
[2]	Employment taxes have been excluded as these are statutory liabilities.